Finance Expense and Income - Summary of Interest Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance income expense [abstract]
Cash and cash equivalents	$ 559	$ 537	$ 235
Investments in debt securities held for trading	23	10	39
Other loans and receivables	9	19	21
Total	$ 591	$ 565	$ 294	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was amended to conform to the 2023 and 2024 presentation.